19. INTANGIBLE ASSETS (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Post tax discount rates	7.27%	6.33%
Pre tax discount rates	8.79%	7.94%
Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rates for net sales	4.30%	4.60%
Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rates for net sales	5.60%	8.40%